LIABILITIES PRESENTED AT FAIR VALUE, Warrants to Purchase Preferred Shares, Valuation Inputs (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Warrants to purchase preferred shares [Abstract]
Risk-free interest rate	1.71%	2.50%	2.52%
Expected volatility	80.00%	90.00%	80.00%
Expected life	3 years	2 years	3 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%